Maturities of Long-Term Bank Borrowings (Detail) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY
Debt Instrument [Line Items]
Within 1 year	$ 34,156	209,032	467,204	[1]
Between 1 and 2 years	257,171	1,573,888
Between 2 and 3 years	$ 154,705	946,792

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.